Supplemental disclosure of cash flow items - Dividends paid (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Supplemental disclosure of cash flow items
Dividends due, opening balance			$ 2,487	$ 2,522
Dividends declared			9,588	8,126
Dividends due, closing balance	$ (415)	$ (1,655)	(415)	(1,655)
Dividends paid	$ 10,838	$ 7,606	$ 11,660	$ 8,993